Supplemental Data (Tables) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Income Statement Data	Supplemental Income Statement Data

	Year Ended December 31
	2024	2023	2022
Advertising expense	$1,122	$1,026	$861
Research expense	328	303	285

Equity Companies' Data
Equity Companies' Data

	Net Sales	Gross Profit	Operating Profit	Net Income	Corporation’s Share of Net Income
2024	$3,180	$1,063	$727	$451	$216
2023	3,135	1,003	683	410	196
2022	2,690	707	438	240	116
	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Stockholders’ Equity
2024	$1,536	$1,135	$1,050	$1,177	$444
2023	1,974	1,362	1,175	1,687	474
2022	1,585	1,303	814	1,751	323

Summary of Inventories by Major Class

	December 31
	2024			2023
Summary of Inventories by Major Class	LIFO	Non-LIFO	Total	LIFO	Non-LIFO	Total
Raw materials	$122	$201	$323	$121	$210	$331
Work in process	116	32	148	116	55	171
Finished goods	510	428	938	520	476	996
Supplies and other	—	243	243	—	243	243
	748	904	1,652	757	984	1,741
Excess of FIFO or weighted-average cost over LIFO cost	(200)	—	(200)	(192)	—	(192)
Total	$548	$904	$1,452	$565	$984	$1,549

Summary of Other Current Assets	$ 694	$ 495
Property, Plant and Equipment

	December 31
Summary of Property, Plant and Equipment, Net	2024	2023
Land	$110	$99
Buildings	2,314	2,463
Machinery and equipment	12,498	12,512
Construction in progress	780	745
	15,702	15,819
Less accumulated depreciation	(9,418)	(9,214)
Total	$6,284	$6,605

Schedule of Accrued Liabilities

	December 31
Summary of Accrued Expenses and Other Current Liabilities	2024	2023
Accrued advertising and promotion	$486	$469
Accrued salaries and wages	394	450
Accrued rebates	204	218
Accrued taxes - income and other	253	243
Operating leases	116	117
2024 Transformation Initiative liabilities	130	—
Accrued interest	99	88
Derivative liabilities	82	139
Other	327	339
Total	$2,091	$2,063

Summary of Cash Flow Effects of Operating Working Capital
Supplemental Cash Flow Statement Data
The Consolidated Statements of Cash Flows are presented on a consolidated basis for both continuing operations and discontinued operations. As a result, supplemental cash flow data shown below reflects Kimberly-Clark's consolidated results for all periods presented.

Summary of Cash Flow Effects of Operating Working Capital	Year Ended December 31
	2024	2023	2022
Accounts receivable	$48	$127	$(151)
Inventories	10	290	(76)
Trade accounts payable	179	(109)	109
Accrued expenses	106	125	92
Accrued income taxes	(110)	122	20
Derivatives	79	(15)	9
Currency and other	(134)	42	(20)
Total	$178	$582	$(17)

Supplemental Cash Flow Data

	Year Ended December 31
Other Cash Flow Data	2024	2023	2022
Interest paid	$268	$277	$270
Income taxes paid	587	648	468

Supplier Finance Program
The rollforward of the Company's outstanding obligations confirmed as valid under its supplier finance program are as follows:

Year Ended December 31, 2024
Confirmed obligations outstanding at the beginning of the year	$960
Invoices confirmed during the year	3,033
Confirmed invoices paid during the year	(2,989)
Confirmed obligations outstanding at the end of the year	$1,004

Accounts Receivable, Net
Supplemental Balance Sheet Data

	December 31
Summary of Accounts Receivable, Net	2024	2023
From customers	$1,650	$1,778
Other	126	129
Less allowance for doubtful accounts and sales discounts	(48)	(71)
Total	$1,728	$1,836